Consolidated Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Cash Flow Statement
Interest element of lease payments	£ 24	£ 25	£ 10